SUPPLEMENT DATED OCTOBER 1, 2002

TO

PROSPECTUS DATED APRIL 30, 2002

FOR

MFS REGATTA FLEX-4 VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

The International Investors Trust Series of the MFS/Sun Life Series Trust has changed its name to International Value Series. Effective immediately, in the above-cited prospectus, all references to International Investors Trust Series and International Investors Trust - S Class should read "International Value Series" and "International Value - S Class," respectively.